Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents

D.13. Cash and cash equivalents

(€ million)	2018	2017	2016
Cash	661	472	1,077
Cash equivalents(a)	6,264	9,843	9,196

Cash and cash equivalents	6,925	10,315	10,273

(a)

As of December 31, 2018, cash equivalents mainly comprised the following, all of which were held by Sanofi S.A., the parent company of the Sanofi group: (i) €3,189 million invested in euro and US dollar denominated money-market mutual funds (December 31, 2017: €7,207 million; December 31, 2016: €6,210 million); (ii) €2,014 million of term deposits (December 31, 2017: €1,346 million; December 31, 2016: €1,469 million) and (iii) €357 million in commercial paper (December 31, 2017: €505 million; December 31, 2016: €617 million). The line item comprised also €505 million held by captive insurance and reinsurance companies in accordance with insurance regulations (December 31, 2017: €556 million; December 31, 2016: €553 million).